REPUBLIC
  U.S. GOVERNMENT
MONEY MARKET
       FUND


INVESTMENT ADVISER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 522-5214

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183



11/96


REPUBLIC
U.S. GOVERNMENT
  MONEY MARKET
    FUND


ANNUAL REPORT
SEPTEMBER 30, 1996

PRESIDENT'S MESSAGE


                                                                 November 1996
DEAR SHAREHOLDER:

    We are very pleased to present you with the Republic U.S. Government Money Market Fund (the "Fund") annual report for the year ended September 30, 1996. In this report, we have provided you with a detailed investment review of the twelve-month period from Republic National Bank of New York, the Fund's adviser.

    We hope you find this letter and accompanying financial summary informative. As always, we would be delighted to hear from you to answer any questions you might have or to provide you with additional information.

    We look forward to serving your financial needs and appreciate your continued support.
                                      Respectfully submitted,

                                  /s/ George O. Martinez

                                      George O. Martinez
                                      President

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
ANNUAL REPORT -- SEPTEMBER 30, 1996

TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----

President's Message ......................................................   1
Letter to Shareholders from Investment Adviser ...........................   3
Statement of Net Assets ..................................................   4
Statement of Operations ..................................................   6
Statements of Changes in Net Assets ......................................   7
Financial Highlights .....................................................   8
Notes to Financial Statements ............................................  10
Report of KPMG Peat Marwick LLP, Independent Auditors ....................  13



THIS MATERIAL MUST BE ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR THE REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND.


SHARES OF THE FUND ARE NOT DEPOSITS, OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC NATIONAL BANK OF NEW YORK OR ANY OF ITS AFFILIATES, AND SHARES ARE NOT FEDERALLY INSURED BY THE FDIC OR ANY OTHER AGENCY.

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
                                                             November 1996
DEAR SHAREHOLDER:

    We are pleased to present you with the annual report for the Republic U.S. Government Money Market Fund(1) for the fiscal year ended September 30, 1996.

    Uncertainty over the direction of interest rates prevailed throughout much of the year, which began with signs of a softening U.S. economy and expectations of Fed easing. In contrast, the fiscal third quarter experienced a rapid 4.7% annualized economic growth (GDP) rate coupled with fears of Fed tightening. The fiscal fourth quarter showed signs of moderation as GDP growth slowed to a more normalized rate of 2.2%.

    As the fiscal year-end approached, the Federal Reserve declined to raise interest rates at its August and September policy meetings, in light of the slowing growth rate of the economy and stable inflation. This has resulted in mounting market expectation that the Federal Reserve will leave the Fed Funds rate unchanged at 5.25%, for at least the next few months, as signs indicate the economy will continue on a healthy and balanced course of low unemployment and low inflation.

    The Republic U.S. Government Money Market Fund returned 4.98%(2) (Class C Shares) for the fiscal year ended September 30, 1996, compared to 4.84% for the Lipper U.S. Government Money Market Fund Average(3) . For the period from inception of the Fund's current objective (February 1, 1994), the Fund outperformed the average annual return for comparable funds ranked by Lipper Analytical Services, returning 4.78%(4) (Class C Shares) versus 4.59%.

    During the quarter, the Fund's maturity structure was extended from 50 days to 80 days, in view of a continuing environment of stable interest rates. As of September 30, 1996, the ratings on the portfolio holdings were AAA, consisting of 61% U.S. Treasury bills and notes, 25% U.S. Agencies and 14% Repurchase Agreements.(5) The Fund's annualized compounded 7 day yield through September 30, 1996, was 4.73%(6) for Class C Shares and 4.93%(6) for Class Y Shares.

    Audited financial statements and portfolio holdings as of September 30, 1996 follow. We appreciate your continued support.

                                      Sincerely,

                                      Republic National Bank of New York

----------

(1) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.
(2) Total return for Class Y Shares for the fiscal year ended September 30, 1996 is 5.03%. This represents total return for Class C Shares for the period from October 1, 1995 to June 30, 1996 plus the total return for the Class Y Shares for the period from July 1, 1996 to September 30, 1996.
(3) The Lipper U.S. Government Money Market Fund Average measures the performance of funds which invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of less than 90 days.
(4) Total return for Class Y Shares for the period from inception of the Fund's current objective (February 1, 1994) to September 30, 1996 was 4.80%. This represents total return for Class C Shares for the period from February 1, 1994 to June 30, 1996 plus the total return for the Class Y Shares for the period from July 1, 1996 to September 30, 1996.
(5) Portfolio composition is subject to change.
(6) Past performance is not predictive of future performance as yields on money market funds fluctuate daily. Some of the fees of the Fund are currently being waived, resulting in higher yields in the Fund than would occur if full fees were charged. If full fees had been charged, the 7 day yield for Class C Shares and Class Y Shares would have been 4.55% and 4.75%, respectively, for the year ended September 30, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS -- SEPTEMBER 30, 1996

 PRINCIPAL                                             MATURITY      VALUE
   AMOUNT                 DESCRIPTION                    DATE       (NOTE 2)
 ---------                -----------                  --------     --------
             U.S. GOVERNMENT AND GOVERNMENT AGENCY
             OBLIGATIONS -- (86.0% OF NET ASSETS)
$ 1,000,000  Federal Farm Credit Bank 5.45% .......    11/01/96   $  1,000,000
  1,000,000  Federal Farm Credit Bank 5.34% .......    12/02/96      1,000,000
  5,000,000  Federal Farm Credit Bank 5.53%** .....    11/03/97      4,997,450
  5,000,000  Federal Farm Credit Bank 5.53%** .....    11/03/97      4,996,850
  5,000,000  Federal Home Loan Bank 5.59% .........    10/16/96      5,000,281
  5,000,000  Federal Home Loan Bank 4.86% .........    02/07/97      4,973,438
    400,000  Student Loan Marketing Assn. 5.72%* ..    01/23/97        400,109
  5,000,000  Student Loan Marketing Assn. 5.46%* ..    02/13/97      5,000,000
  3,000,000  Student Loan Marketing Assn. 5.67%* ..    01/21/98      3,001,901
  5,000,000  Student Loan Marketing Assn. 5.51%* ..    09/28/98      4,998,438
  5,000,000  Student Loan Marketing Assn. 5.51%* ..    11/10/98      4,998,047
  5,000,000  Student Loan Marketing Assn. 5.51%* ..    11/10/98      4,988,281
  5,000,000  Student Loan Marketing Assn. 5.53%* ..    01/13/99      4,982,770
 10,000,000  Student Loan Marketing Assn. 5.54%* ..    08/02/99      9,954,100
 35,000,000  U.S. Treasury Bills 5.04% ............    10/17/96     34,921,678
  5,000,000  U.S. Treasury Bills 5.10% ............    10/31/96      4,978,771
  5,000,000  U.S. Treasury Bills 5.10% ............    10/31/96      4,978,750
 10,000,000  U.S. Treasury Bills 5.14% ............    11/29/96      9,915,761
  5,000,000  U.S. Treasury Bills 5.33% ............    12/05/96      4,951,882
  5,000,000  U.S. Treasury Bills 5.36% ............    01/02/97      4,930,766
  5,000,000  U.S. Treasury Bills 5.35% ............    01/02/97      4,930,896
  5,000,000  U.S. Treasury Bills 5.12% ............    02/13/97      4,904,000
  5,000,000  U.S. Treasury Bills 5.37% ............    03/06/97      4,883,758
  5,000,000  U.S. Treasury Bills 5.32% ............    03/13/97      4,879,674
 15,000,000  U.S. Treasury Bills 5.17% ............    03/13/97     14,648,871
 10,000,000  U.S. Treasury Bills 5.26% ............    03/20/97      9,751,847
 15,000,000  U.S. Treasury Bills 5.28% ............    03/20/97     14,626,354
 15,000,000  U.S. Treasury Bills 5.27% ............    03/20/97     14,626,708
 10,000,000  U.S. Treasury Bills 5.30% ............    03/20/97      9,749,722
  5,000,000  U.S. Treasury Notes 7.25% ............    11/15/96      5,010,452
                                                                   -----------
             TOTAL U.S. GOVERNMENT AND GOVERNMENT
               AGENCY OBLIGATIONS .............................    212,981,555
                                                                   -----------
                                  Continued

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS -- SEPTEMBER 30, 1996 (CONTINUED)

 PRINCIPAL                                                           VALUE
   AMOUNT                 DESCRIPTION                               (NOTE 2)
 ---------                -----------                               --------
             REPURCHASE AGREEMENTS -- (14.1% OF NET ASSETS)
$35,058,800  Repurchase Agreement with Yamaichi Securities
             dated 9/30/96 due 10/01/96, 5.70%, repurchase
             proceeds of $35,064,351 (collateralized by
             $33,500,000 U.S. Treasury Notes 7.88%, dated
             8/15/91 due 8/15/01, market value of
             $35,789,356) .....................................   $ 35,058,800
                                                                  ------------
             TOTAL INVESTMENTS AT AMORTIZED COST*** ...........    248,040,355
INTEREST RECEIVABLE ...........................................        719,889
DIVIDENDS PAYABLE .............................................       (851,406)
SHAREHOLDER SERVICES FEE PAYABLE (CLASS C) (NOTE 3) ...........        (46,376)
DISTRIBUTION EXPENSE PAYABLE  (CLASS C) (NOTE 3) ..............        (46,376)
OTHER ASSETS LESS LIABILITIES .................................        (34,212)
                                                                  ------------
NET ASSETS ....................................................   $247,781,874
                                                                  ============
Represented by:
  Paid-in capital .............................................   $247,758,104
  Undistributed net investment income .........................         23,770
                                                                  -----------
NET ASSETS ....................................................   $247,781,874
                                                                  ============

NET ASSETS
  Class C Shares -- Applicable to 246,368,496 shares of
    beneficial interest outstanding ...........................   $246,368,496
  Class Y Shares -- Applicable to 1,413,378 shares of
    beneficial interest outstanding ...........................      1,413,378
                                                                  ------------
                                                                  $247,781,874
                                                                  ============
Net Asset Value, Offering Price and Redemption Price Per
  Share (Class C Shares and Class Y Shares) ...................          $1.00
                                                                         =====
  * Variable rate notes. Interest rate resets weekly.
 ** Variable rate notes. Interest rate resets monthly.
*** Represents the aggregate cost of securities for federal income tax purposes.
                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 1996

INVESTMENT INCOME:
  Investment income (Note 2) ....................................  $9,735,670

EXPENSES:
  Investment advisory fees (Note 3) .................  $ 365,782
  Administrative services fees Class C and Class Y
    (Note 3) ........................................    365,782
  Distribution fees (Class C) (Note 3) ..............     22,415
  Shareholder servicing fees (Class C) (Note 3) .....    338,000
  Transfer agent fees................................     62,722
  Fund accounting fees ..............................     41,944
  Audit fees ........................................     16,769
  Reports to shareholders ...........................     15,118
  Custodian fees and expenses .......................     69,284
  Registration fees .................................     44,790
  Trustees' fees (Note 3) ...........................      8,025
  Insurance expense .................................     13,449
  Other expenses ....................................      2,276
                                                       ---------
    Total expenses ..................................  1,366,356
Voluntary fee reductions (Note 3) ...................   (331,674)
                                                       ---------
    Net expenses ................................................   1,034,682
                                                                   ----------
Net investment income ...........................................   8,700,988
                                                                   ----------
REALIZED GAINS ON INVESTMENTS:
  Net realized gains on investments .............................      27,879
                                                                   ----------
  Net increase in net assets resulting from operations ..........  $8,728,867
                                                                   ==========
                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                  YEAR ENDED      YEAR ENDED
                                                 SEPTEMBER 30,   SEPTEMBER 30,
                                                     1996            1995
                                                -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
    Net investment income ....................   $  8,700,988    $  5,734,776
    Net realized gains on investments ........         27,879              --
                                                  -----------     -----------
    Net increase in net assets resulting from
      operations .............................      8,728,867       5,734,776
                                                  -----------     -----------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
      Class C Shares .........................     (8,678,224)     (5,727,567)
      Class Y Shares .........................        (28,554)             --
                                                  -----------     -----------
        Total dividends to shareholders from
          net investment income ..............     (8,706,778)     (5,727,567)
                                                  -----------     -----------
    Net realized gains:
      Class C Shares .........................        (22,089)             --
                                                  -----------     -----------
        Total distributions to shareholders ..     (8,728,867)     (5,727,567)
                                                  -----------     -----------
  CAPITAL TRANSACTIONS:
    Capital share transactions at net asset
      value of $1.00 per share:
      Proceeds from sales of shares ..........    893,945,410     366,028,959

      Net asset value of shares issued in
        connection with reinvestment
        of distributions .....................      7,578,329       3,048,453

      Cost of shares repurchased .............   (766,959,907)   (356,309,344)
                                                  -----------     -----------
    Net increase in net assets from capital
      share transactions .....................    134,563,832      12,768,068
                                                  -----------     -----------

    Total Increase in Net Assets .............    134,563,832      12,775,277

  NET ASSETS:
    Beginning of year ........................    113,218,042     100,442,765
                                                  -----------     -----------
    End of year (including undistributed net
      investment income of $23,770
      and $21,143, respectively) .............   $247,781,874    $113,218,042
                                                 ============    ============

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES
                                  YEARS ENDED SEPTEMBER 30,
                            --------------------------------------------------
                             1996       1995       1994       1993       1992
                            ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING
  OF YEAR ................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                            -------    -------    -------    -------    -------
Income from investment
  operations:
  Net investment income ..    0.049      0.052      0.035      0.027      0.038
                            -------    -------    -------    -------    -------
    Total from investment
      operations .........    0.049      0.052      0.035      0.027      0.038
                            -------    -------    -------    -------    -------
Less dividends:
  Net investment income ..   (0.049)    (0.052)    (0.035)    (0.027)    (0.038)
                            -------    -------    -------    -------    -------
    Total distributions ..   (0.049)    (0.052)    (0.035)    (0.027)    (0.038)
                            -------    -------    -------    -------    -------
NET ASSET VALUE, END OF
  YEAR ...................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                            =======    =======    =======    =======    =======

Total return                   4.98%      5.27%      3.51%      2.70%      3.82%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of
    year (000) ........... $246,368   $113,218   $100,443    $73,284    $46,499
  Ratio of expenses to
    average net assets ...     0.57%      0.58%      0.24%      0.56%      0.70%
  Ratio of net investment
    income to average
    net assets ...........     4.80%      5.17%      3.50%      2.66%      3.76%
  Ratio of expenses to
    average net assets* ..     0.75%      0.78%      0.67%      0.93%      0.91%
  Ratio of net investment
    income to average
    net assets* ..........     4.62%      4.97%      3.08%      2.28%      3.54%
------

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS Y SHARES
                                                                PERIOD
                                                                ENDED
                                                        SEPTEMBER 30, 1996 (A)
                                                        ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $  1.00
                                                              -------
Income from investment operations:
  Net investment income ....................................    0.012
                                                              -------
      Total from investment operations .....................    0.012
                                                              -------
Less dividends:
  Net investment income ....................................   (0.012)
                                                              -------
      Total Distributions ..................................   (0.012)
                                                              -------
NET ASSET VALUE, END OF PERIOD .............................  $  1.00
                                                              =======
Total return ...............................................    5.03%(b)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000) .......................  $ 1,413
  Ratio of expenses to average net assets ..................    0.43%(c)
  Ratio of net investment income to average net assets .....    4.90%(c)
  Ratios of expenses to average net assets* ................    0.61%(c)
  Ratio of net investment income to average net assets* ....    4.72%(c)
----------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period from July 1, 1996 (date of initial offering) to September 30, 1996.
(b) Represents total return for Class C Shares for the period from October 1, 1995 to June 30, 1996 plus the total return for the Class Y Shares for the period from July 1, 1996 to September 30, 1996.
(c) Annualized.

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 1996

1. ORGANIZATION. Republic U.S. Government Money Market Fund (the "Fund") is a separate diversified series (portfolio) of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of six portfolios, each of which has different investment objectives and policies. The financial statements for five of the portfolios are presented separately. The Fund's investment objective is liquidity and high income consistent with preservation of capital. The Declaration of Trust permits the Trustees to create additional portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company.

        The Fund is authorized to issue two classes of shares, Class C Shares, and as of July 1, 1996, Class Y Shares (Advisor Class). Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        During the fiscal year, the Trust retained Republic National Bank of New York (formerly Republic Asset Management Corporation) ("Republic") as Investment Adviser ("Adviser") and Signature Broker-Dealer Services, Inc. ("Signature") as Administrator, Distributor and Sponsor ("Sponsor").

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:
    Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

    SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined by comparing the amortized cost of the security lot sold with the net sales proceeds.

    EXPENSE ALLOCATION:
    The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's seven portfolios are allocated in proportion to the net asset levels of each portfolio, except where equitable allocations of direct expenses to each portfolio can otherwise be made.

    FEDERAL INCOME TAXES:
    The Fund is treated as a separate taxable entity for federal tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

    DIVIDENDS TO SHAREHOLDERS:
    Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually by the Fund.

        Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carryforwards, and deferral of certain losses.

    REPURCHASE AGREEMENTS:
    The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, either physically or in book entry form. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

3.  RELATED PARTY TRANSACTIONS.

    ADVISORY FEES:
    The Fund retains Republic to act as Investment Adviser. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it at its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.20% of average daily net assets. During the year ended September 30, 1996, the advisory fee was $365,782, of which $182,891 was voluntarily waived.

    ADMINISTRATION:
    During the fiscal year, the Fund retained Signature to serve as Administrator, Distributor and Sponsor. Signature provides management and administrative services necessary for the operation of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers. For these services, Signature received from the Fund a fee, payable monthly, at the annual rate of 0.20% of the Fund's average daily net assets. During the year ended September 30, 1996, the administrative services fee was $365,782, of which $148,783 was voluntarily waived.

    RULE 12B-1 PLAN EXPENSES:
    The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor in amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Class C Shares. During the year ended September 30, 1996, the Fund reimbursed Signature for distribution expenses of $22,415.

    SHAREHOLDER SERVICING EXPENSES:
    The Fund has entered into a Shareholder Servicing Agreement with each shareholder servicing agent pursuant to the Administrative Services Plan. Each shareholder servicing agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced, the level of activity in such accounts and the expenses incurred by the shareholder servicing agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to shareholder servicing agents pursuant to the Administrative Services Plan will not exceed 0.20% per annum of the Fund's average daily net assets of Class C Shares. During the year ended September 30, 1996, shareholder servicing fees were $338,000.

    TRUSTEES' FEES:
    The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $8,025 for the year ended September 30, 1996.

4. CAPITAL SHARE TRANSACTIONS. Transactions in shares of beneficial interest for the Fund were as follows:

                                CLASS C SHARES
                            YEAR ENDED SEPTEMBER 30,         CLASS Y SHARES
                      ---------------------------------       PERIOD ENDED
                            1996              1995         SEPTEMBER 30, 1996(A)
                         ----------        -----------     ---------------------
  Shares issued .......  880,109,172       366,028,959          13,836,238
  Shares reinvested ...    7,578,279         3,048,453                  50
  Redeemed ............ (754,536,997)     (356,309,344)        (12,422,910)
                         -----------       -----------          ----------
  Net increase ........  133,150,454        12,768,068           1,413,378
                         ===========       ===========          ==========

        (a) For the period from July 1, 1996 (date of initial offering) to September 30, 1996.

5. SUBSEQUENT EVENT. Effective October 1, 1996, BISYS Fund Services became the Fund's Administrator, Distributor and Sponsor.

[logo]Peat Marwick LLP

INDEPENDENT AUDITORS' REPORT
The Board of Trustees
The Republic Funds:

We have audited the accompanying statement of net assets of the Republic U.S. Government Money Market Fund (the "Fund"), one of the portfolios of the Republic Funds, as of September 30, 1996 and the related statements of operations and changes in net assets and the financial highlights for the year then ended for Class C Shares and financial highlights for the period from July 1, 1996 (date of initial offering) to September 30, 1996 for Class Y Shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended September 30, 1995 and financial highlights for each of the years in the four-year period ended September 30, 1995 for Class C Shares were audited by other auditors whose report thereon, dated November 10, 1995, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Republic U.S. Government Money Market Fund at September 30, 1996, the results of its operations, changes in its net assets and financial highlights for the year or period then ended in conformity with generally accepted accounting principles.

                                                         KPMG PEAT MARWICK LLP


Boston, Massachusetts
November 15, 1996